Revenues (Tables) (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Schedule of Geographical Revenue Information

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2019	2018
Sales in PRC	$26,496,302	$27,663,759
Sales in Overseas
-Republic of China (ROC, or Taiwan)	6,725,155	5,790,988
-South Korea	6,697,864	3,138,336
-Others	84,782	152,293
Sub-total	13,507,801	9,081,617
Total revenues	$40,004,103	$36,745,376